SHAREHOLDERS' EQUITY (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Warrants
Preferred Stock, Shares Issued	0		0
Changes in outstanding warrants
Exercised (in shares)	(14,300,000)	(3,900,000)
Outstanding at the end of the period (in shares)
Warrants and Rights Issued
Proceeds from Warrant Exercises	$ 284.1	$ 76.0